Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	13.40
Maximum Aggregate Offering Price	$ 26,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,701.08
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Amount Registered in this Registration Statement on Form S-8 shall also cover any additional shares of the common stock, par value $0.01 per share ("Common Stock"), of Forward Air Corporation (the "Registrant") that become issuable under the Registrant's 2025 Omnibus Incentive Compensation Plan (as amended, the "Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction. The Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price estimates are made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee and are based upon the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Global Select Market on June 22, 2026, which date is within five business days prior to the filing of this Registration Statement.